LORD ABBETT U.S.GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
                                90 Hudson Street
                       Jersey City, New Jersey 07302-3973

                                  November 13, 2001


VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:     Lord Abbett U.S.Government Securities Money Market Fund, Inc.
        CIK: 0000311635
        File No.: 002-64536
        File No.: 811-02924


Dear Sir/Madam:

     Pursuant to Rule 497 (j) under the Securities Act of 1933, please be advised that there are no changes, other than minor typographical corrections, to the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 28 to the Fund's Registration Statement on Form N-1A filed pursuant to Rule 485 (b) with the Securities and Exchange Commission on October 30, 2001.

     Please contact the undersigned at (201) 395-2279 if you have any questions or comments.

                                        Very truly yours,

                                        Vicki Herbst
                                        Legal Assistant